Quarterly Holdings Report
for
Fidelity® U.S. Sustainability Index Fund
July 31, 2025
USY-NPRT3-0925
1.9883817.108
Common Stocks - 93.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	42,581	2,922,760
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (b)	6,651	15,788,742
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	96,636	25,811,476
NETHERLANDS - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	38,770	8,287,863
UNITED STATES - 92.4%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.6%
Verizon Communications Inc	614,349	26,269,563
Entertainment - 1.0%
Electronic Arts Inc	41,884	6,386,891
Take-Two Interactive Software Inc (b)	26,713	5,949,786
Walt Disney Co/The	270,667	32,239,147
		44,575,824
Interactive Media & Services - 6.8%
Alphabet Inc Class A	856,815	164,422,799
Alphabet Inc Class C	753,153	145,253,087
		309,675,886
Media - 0.5%
Charter Communications Inc Class A (b)	11,358	3,059,391
Comcast Corp Class A	538,203	17,884,486
Fox Corp Class A	25,272	1,409,167
Omnicom Group Inc	24,449	1,761,550
		24,114,594
TOTAL COMMUNICATION SERVICES		404,635,867

Consumer Discretionary - 8.3%
Automobiles - 3.1%
Rivian Automotive Inc Class A (b)	112,240	1,444,529
Tesla Inc (b)	439,068	135,351,492
		136,796,021
Broadline Retail - 0.1%
eBay Inc	39,517	3,625,684
Distributors - 0.1%
Genuine Parts Co	21,831	2,813,580
LKQ Corp	62,275	1,835,244
Pool Corp	5,936	1,829,119
		6,477,943
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc	4,857	26,733,219
Darden Restaurants Inc	13,970	2,817,330
Hilton Worldwide Holdings Inc	35,575	9,536,946
McDonald's Corp	106,727	32,025,572
Yum! Brands Inc	40,463	5,832,741
		76,945,808
Household Durables - 0.4%
DR Horton Inc	47,350	6,763,474
Garmin Ltd	18,926	4,140,252
NVR Inc (b)	603	4,552,342
PulteGroup Inc	39,376	4,446,338
		19,902,406
Specialty Retail - 2.8%
AutoZone Inc (b)	2,395	9,025,270
Best Buy Co Inc	27,382	1,781,473
Burlington Stores Inc (b)	9,912	2,705,580
Dick's Sporting Goods Inc	7,256	1,534,716
Home Depot Inc/The	147,873	54,344,806
Lowe's Cos Inc	79,683	17,814,728
O'Reilly Automotive Inc (b)	113,737	11,182,622
TJX Cos Inc/The	157,951	19,669,638
Tractor Supply Co	75,110	4,277,515
Ulta Beauty Inc (b)	7,025	3,617,945
Williams-Sonoma Inc	17,952	3,357,922
		129,312,215
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	21,925	2,327,777
Lululemon Athletica Inc (b)	15,927	3,193,842
		5,521,619
TOTAL CONSUMER DISCRETIONARY		378,581,696

Consumer Staples - 4.5%
Beverages - 1.8%
Coca-Cola Co/The	606,130	41,150,166
Keurig Dr Pepper Inc	187,693	6,128,176
Monster Beverage Corp (b)	114,299	6,715,066
PepsiCo Inc	194,216	26,786,271
		80,779,679
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc Class A	42,755	821,750
Dollar General Corp	31,395	3,293,336
Kroger Co/The	76,240	5,344,424
Sysco Corp	58,203	4,632,959
Target Corp	64,113	6,443,357
		20,535,826
Food Products - 0.4%
Bunge Global SA	26,632	2,124,168
Conagra Brands Inc	90,118	1,645,555
General Mills Inc	82,306	4,031,348
Hormel Foods Corp	40,119	1,126,943
JM Smucker Co	21,391	2,296,110
Kellanova	43,422	3,466,378
McCormick & Co Inc/MD	31,336	2,213,262
The Campbell's Company	30,671	979,018
		17,882,782
Household Products - 1.7%
Church & Dwight Co Inc	41,384	3,880,578
Clorox Co/The	23,175	2,909,853
Colgate-Palmolive Co	125,118	10,491,144
Kimberly-Clark Corp	54,638	6,808,988
Procter & Gamble Co/The	344,884	51,894,695
		75,985,258
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	36,465	3,403,643
Kenvue Inc	303,953	6,516,752
		9,920,395
TOTAL CONSUMER STAPLES		205,103,940

Energy - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co Class A	127,696	5,752,705
Halliburton Co	183,461	4,109,526
Schlumberger NV	221,306	7,480,143
		17,342,374
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	30,653	7,230,430
Marathon Petroleum Corp	52,843	8,993,350
ONEOK Inc	77,748	6,383,888
Phillips 66	61,364	7,583,363
Targa Resources Corp	22,647	3,768,687
Valero Energy Corp	48,002	6,591,155
Williams Cos Inc/The	163,228	9,785,519
		50,336,392
TOTAL ENERGY		67,678,766

Financials - 11.9%
Banks - 0.9%
Citizens Financial Group Inc	65,296	3,115,925
Huntington Bancshares Inc/OH	203,911	3,350,258
KeyCorp	130,494	2,338,452
PNC Financial Services Group Inc/The	50,296	9,569,820
Regions Financial Corp	153,858	3,897,223
Truist Financial Corp	178,816	7,816,047
US Bancorp	221,658	9,965,744
		40,053,469
Capital Markets - 3.9%
Ameriprise Financial Inc	15,846	8,211,239
Bank of New York Mellon Corp/The	99,661	10,110,608
Blackrock Inc	20,762	22,962,980
Cboe Global Markets Inc	16,187	3,901,714
Charles Schwab Corp/The	253,763	24,800,259
FactSet Research Systems Inc	5,659	2,280,011
Intercontinental Exchange Inc	85,871	15,871,537
LPL Financial Holdings Inc	12,214	4,833,446
Moody's Corp	23,044	11,884,482
Morgan Stanley	172,020	24,505,969
Nasdaq Inc	60,815	5,851,619
Northern Trust Corp	28,604	3,718,520
Raymond James Financial Inc	27,395	4,578,526
S&P Global Inc	46,527	25,641,031
State Street Corp	39,947	4,464,077
T Rowe Price Group Inc	35,156	3,566,576
		177,182,594
Consumer Finance - 1.0%
American Express Co	83,136	24,883,436
Capital One Financial Corp	83,551	17,963,465
Synchrony Financial	57,377	3,997,456
		46,844,357
Financial Services - 4.3%
Equitable Holdings Inc	62,480	3,208,348
Fidelity National Information Services Inc	88,391	7,019,129
Fiserv Inc (b)	84,628	11,758,214
Mastercard Inc Class A	124,454	70,499,457
PayPal Holdings Inc (b)	140,833	9,683,677
Visa Inc Class A	262,208	90,584,999
		192,753,824
Insurance - 1.8%
AFLAC Inc	71,789	7,132,955
Allstate Corp/The	39,613	8,051,342
Arch Capital Group Ltd	55,870	4,808,172
Hartford Insurance Group Inc/The	41,413	5,151,363
Marsh & McLennan Cos Inc	71,478	14,238,418
Principal Financial Group Inc	41,747	3,249,169
Progressive Corp/The	89,365	21,629,905
Prudential Financial Inc	53,849	5,577,679
The Travelers Companies, Inc.	31,611	8,226,447
Willis Towers Watson PLC	14,907	4,707,780
		82,773,230
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management Inc	93,821	1,907,380
TOTAL FINANCIALS		541,514,854

Health Care - 9.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (b)	18,456	7,239,181
Amgen Inc	78,450	23,150,595
Biogen Inc (b)	23,171	2,965,888
Gilead Sciences Inc	179,662	20,174,246
Incyte Corp (b)	19,001	1,422,985
Neurocrine Biosciences Inc (b)	12,578	1,612,877
Vertex Pharmaceuticals Inc (b)	37,037	16,921,094
		73,486,866
Health Care Equipment & Supplies - 0.7%
Align Technology Inc (b)	10,042	1,295,518
Cooper Cos Inc/The (b)	23,758	1,679,453
Dexcom Inc (b)	54,281	4,384,276
Edwards Lifesciences Corp (b)	83,939	6,657,203
Hologic Inc (b)	26,538	1,773,269
IDEXX Laboratories Inc (b)	11,462	6,124,261
Insulet Corp (b)	8,739	2,520,328
Solventum Corp (b)	19,195	1,369,755
STERIS PLC	13,058	2,957,506
Zimmer Biomet Holdings Inc	23,126	2,119,498
		30,881,067
Health Care Providers & Services - 1.2%
Cencora Inc	29,599	8,467,682
Cigna Group/The	41,177	11,009,906
DaVita Inc (b)	9,298	1,305,160
Elevance Health Inc	33,521	9,489,125
HCA Healthcare Inc	28,315	10,023,227
Humana Inc	17,837	4,456,931
Labcorp Holdings Inc	13,277	3,453,082
Molina Healthcare Inc (b)	8,402	1,326,424
Quest Diagnostics Inc	19,587	3,279,060
		52,810,597
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	22,101	6,281,104
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	42,614	4,892,513
Avantor Inc (b)	137,894	1,853,295
Danaher Corp	100,914	19,896,205
IQVIA Holdings Inc (b)	32,594	6,057,921
Mettler-Toledo International Inc (b)	3,538	4,364,760
Revvity Inc	3,937	346,062
Waters Corp (b)	9,234	2,666,410
West Pharmaceutical Services Inc	11,274	2,697,417
		42,774,583
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	299,214	12,958,958
Eli Lilly & Co	123,669	91,523,718
Johnson & Johnson	369,068	60,800,262
Merck & Co Inc	382,842	29,907,617
Royalty Pharma PLC Class A	45,926	1,690,077
Zoetis Inc Class A	64,530	9,407,829
		206,288,461
TOTAL HEALTH CARE		412,522,678

Industrials - 7.9%
Aerospace & Defense - 1.1%
Axon Enterprise Inc (b)	9,740	7,358,473
GE Aerospace	158,643	43,004,944
		50,363,417
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	18,201	2,098,939
Expeditors International of Washington Inc	27,481	3,194,391
United Parcel Service Inc Class B	113,309	9,762,704
		15,056,034
Building Products - 0.9%
Allegion plc	17,845	2,960,842
Carrier Global Corp	113,970	7,820,621
Johnson Controls International plc	94,373	9,909,165
Lennox International Inc	6,382	3,886,638
Owens Corning	15,435	2,152,102
Trane Technologies PLC	35,465	15,536,508
		42,265,876
Commercial Services & Supplies - 0.3%
Cintas Corp	50,875	11,322,231
Veralto Corp	32,437	3,400,371
		14,722,602
Construction & Engineering - 0.2%
EMCOR Group Inc	5,197	3,261,066
Quanta Services Inc	19,764	8,026,753
		11,287,819
Electrical Equipment - 0.7%
Eaton Corp PLC	56,454	21,718,983
Hubbell Inc	6,389	2,795,060
Rockwell Automation Inc	15,526	5,460,649
		29,974,692
Ground Transportation - 0.8%
CSX Corp	270,749	9,622,419
JB Hunt Transport Services Inc	14,382	2,071,727
Old Dominion Freight Line Inc	27,795	4,148,404
Union Pacific Corp	88,218	19,581,750
		35,424,300
Industrial Conglomerates - 0.2%
3M Co	70,492	10,518,816
Machinery - 2.1%
Caterpillar Inc	75,836	33,217,686
CNH Industrial NV Class A	160,279	2,077,216
Cummins Inc	19,560	7,190,647
Deere & Co	36,912	19,355,546
Dover Corp	18,893	3,422,278
Fortive Corp	51,346	2,461,014
Graco Inc	32,595	2,737,328
IDEX Corp	12,616	2,062,842
Illinois Tool Works Inc	39,664	10,152,794
Ingersoll Rand Inc	63,145	5,343,961
Pentair PLC	24,851	2,539,772
Xylem Inc/NY	33,254	4,809,193
		95,370,277
Professional Services - 0.7%
Automatic Data Processing Inc	60,497	18,723,822
Broadridge Financial Solutions Inc	16,743	4,144,060
Paychex Inc	43,532	6,282,974
TransUnion	33,521	3,190,863
		32,341,719
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	36,165	8,076,729
United Rentals Inc	10,430	9,209,064
WW Grainger Inc	7,592	7,892,188
		25,177,981
TOTAL INDUSTRIALS		362,503,533

Information Technology - 35.4%
Electronic Equipment, Instruments & Components - 0.1%
Keysight Technologies Inc (b)	20,315	3,329,832
Trimble Inc (b)	30,383	2,548,830
		5,878,662
IT Services - 1.0%
Akamai Technologies Inc (b)	31,395	2,395,752
Gartner Inc (b)	13,042	4,416,673
IBM Corporation	141,058	35,708,833
Twilio Inc Class A (b)	17,786	2,294,394
		44,815,652
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices Inc (b)	243,969	43,014,175
Analog Devices Inc	76,695	17,227,998
Applied Materials Inc	125,453	22,589,067
First Solar Inc (b)	15,769	2,755,317
Intel Corp	646,118	12,793,136
Lam Research Corp	196,535	18,639,379
Marvell Technology Inc	132,103	10,617,118
NVIDIA Corp	3,567,783	634,601,563
Texas Instruments Inc	138,808	25,132,576
		787,370,329
Software - 16.8%
Adobe Inc (b)	66,186	23,674,070
Atlassian Corp Class A (b)	24,812	4,758,445
Autodesk Inc (b)	35,325	10,707,361
Cadence Design Systems Inc (b)	41,360	15,078,615
Docusign Inc (b)	32,551	2,462,158
Fair Isaac Corp (b)	3,951	5,676,481
HubSpot Inc (b)	8,023	4,169,152
Intuit Inc	42,738	33,554,886
Microsoft Corp	1,019,703	544,011,552
Palo Alto Networks Inc (b)	100,684	17,478,742
PTC Inc (b)	27,808	5,973,436
Salesforce Inc	149,746	38,683,884
Servicenow Inc (b)	32,129	30,301,502
Synopsys Inc (b)	27,210	17,236,719
Workday Inc Class A (b)	34,188	7,842,043
Zscaler Inc (b)	14,894	4,253,131
		765,862,177
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co	105,665	2,186,209
HP Inc	49,973	1,239,330
NetApp Inc	7,005	729,431
Seagate Technology Holdings PLC	19,628	3,081,792
Western Digital Corp	19,990	1,573,013
		8,809,775
TOTAL INFORMATION TECHNOLOGY		1,612,736,595

Materials - 2.1%
Chemicals - 1.2%
Ecolab Inc	37,936	9,930,127
International Flavors & Fragrances Inc	35,920	2,551,398
Linde PLC	68,885	31,705,010
LyondellBasell Industries NV Class A1	52,022	3,013,634
PPG Industries Inc	42,981	4,534,496
		51,734,665
Construction Materials - 0.3%
CRH PLC	99,939	9,539,178
Martin Marietta Materials Inc	8,600	4,943,968
		14,483,146
Containers & Packaging - 0.2%
Avery Dennison Corp	12,638	2,120,277
Ball Corp	43,528	2,492,413
International Paper Co	69,322	3,240,110
Smurfit WestRock PLC	73,004	3,239,918
		11,092,718
Metals & Mining - 0.4%
Newmont Corp	161,013	9,998,908
Nucor Corp	32,121	4,595,551
Steel Dynamics Inc	21,156	2,698,659
		17,293,118
TOTAL MATERIALS		94,603,647

Real Estate - 2.0%
Health Care REITs - 0.4%
Healthpeak Properties Inc	70,621	1,196,320
Welltower Inc	89,259	14,733,983
		15,930,303
Industrial REITs - 0.3%
Prologis Inc	130,355	13,919,307
Office REITs - 0.0%
BXP Inc	24,459	1,600,352
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	41,743	6,501,055
Specialized REITs - 1.2%
American Tower Corp	69,033	14,385,787
Crown Castle Inc	64,829	6,812,880
Digital Realty Trust Inc	45,561	8,038,783
Equinix Inc	14,167	11,123,503
Iron Mountain Inc	47,277	4,602,889
SBA Communications Corp Class A	18,091	4,065,410
Weyerhaeuser Co	105,925	2,653,420
		51,682,672
TOTAL REAL ESTATE		89,633,689

Utilities - 0.9%
Electric Utilities - 0.3%
Edison International	47,448	2,472,990
Eversource Energy	35,563	2,350,713
Exelon Corp	123,058	5,530,227
NRG Energy Inc	25,308	4,231,498
		14,585,428
Gas Utilities - 0.1%
Atmos Energy Corp	23,282	3,630,129
Multi-Utilities - 0.3%
CMS Energy Corp	40,309	2,974,804
Consolidated Edison Inc	40,891	4,232,219
NiSource Inc	51,425	2,182,991
Sempra	75,771	6,188,975
		15,578,989
Water Utilities - 0.2%
American Water Works Co Inc	36,448	5,111,468
Essential Utilities Inc	112,425	4,137,240
		9,248,708
TOTAL UTILITIES		43,043,254

TOTAL UNITED STATES		4,212,558,519
TOTAL COMMON STOCKS (Cost $2,725,221,885)		4,265,369,360

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $12,533,602)	4.25	12,563,000	12,533,016

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $275,609,194)	4.33	275,554,083	275,609,194

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,013,364,681)	4,553,511,570
NET OTHER ASSETS (LIABILITIES) - 0.2% (c)	7,460,296
NET ASSETS - 100.0%	4,560,971,866

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	127	Sep 2025	59,347,100	3,348,778	3,348,778
CME E-Mini S&P 500 Index Contracts (United States)	748	Sep 2025	238,396,950	11,288,406	11,288,406

TOTAL FUTURES CONTRACTS					14,637,184
The notional amount of futures purchased as a percentage of Net Assets is 6.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $7,137,009 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,533,012.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	425,050,021	422,953,619	572,394,446	13,444,189	-	-	275,609,194	275,554,083	0.5%
Total	425,050,021	422,953,619	572,394,446	13,444,189	-	-	275,609,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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